Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	54,000,000	54,000,000	54,000,000
Common stock, shares issued	11,010,181	10,480,902	10,480,902
Common stock, shares outstanding	11,010,181	10,480,902	10,480,902
Capitol Investment Corp. V
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Class A Common Stock | Capitol Investment Corp. V
Common stock subject to possible redemption shares	34,500,000	29,846,985	29,846,985
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	0	4,653,015	0
Common stock, shares outstanding	0	4,653,015	0
Preferred stock, shares outstanding (in shares)	0